Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Summary of Trade and Other Receivables

	As of December 31,
	2019	2018
	US$’000	US$’000
Trade receivables	75,627	81,274
Less: Loss allowances	(1,550)	(1,657)
Trade receivable, net	74,077	79,617
Other receivables	6,986	12,502
Less: Loss allowances	(118)	(80)
Other receivable, net	6,868	12,422

Movement in Provision for Impairment of Trade Receivables

12(a) Movement in the loss allowance on trade receivables

	2019	2018
	US$’000	US$’000
At January 1	1,657	3,456
Charge for the year	72	726
Write-off	(1)	(2,292)
Unused amounts reversed	(194)	(156)
Currency translation adjustment	19	(74)
Reclassification	(3)	(3)
At December 31	1,550	1,657

Aging Analysis of Trade Receivables

12(b)Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2019
Expected loss rate	2.05%	0.14%	0.76%	3.75%	9.52%	23.89%	75.97%
Gross carrying amount - trade receivables	75,627	59,867	9,979	3,759	294	180	1,548
Loss allowances	1,550	86	76	141	28	43	1,176
Trade receivable, net	74,077	59,781	9,903	3,618	266	137	372

December 31, 2018
Expected loss rate	2.04%	0.07%	0.86%	3.95%	20.18%	31.71%	64.70%
Gross carrying amount - trade receivables	81,274	67,318	9,183	2,276	327	82	2,088
Loss allowances	1,657	45	79	90	66	26	1,351
Trade receivable, net	79,617	67,273	9,104	2,186	261	56	737